Organization and Business Operations, Financial and Capital Market Advisors (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Financial and Capital Market Advisors [Abstract]
Advisory fee payable	$ 2,500,000
Transaction fee	4.00%
Discretionary fee payable	$ 500,000
Advisory, offering and discretionary fee due	$ 0